Quarterly Holdings Report
for
Fidelity® Series Blue Chip Growth Fund
October 31, 2022
XS1-NPRT1-1222
1.967991.108
Common Stocks - 94.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.0%
Entertainment - 2.3%
Activision Blizzard, Inc.	36,000	2,620,800
Endeavor Group Holdings, Inc. (a)	376,788	8,229,050
Netflix, Inc. (a)	422,924	123,443,057
Sea Ltd. ADR (a)	375,231	18,641,476
Universal Music Group NV	333,476	6,547,953
		159,482,336
Interactive Media & Services - 7.6%
Alphabet, Inc. Class A (a)	3,471,960	328,134,940
Meta Platforms, Inc. Class A (a)	1,171,010	109,091,292
Pinterest, Inc. Class A (a)	106,400	2,617,440
Snap, Inc. Class A (a)	9,154,966	90,725,713
Tencent Holdings Ltd. sponsored ADR (b)	84,000	2,207,520
		532,776,905
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	44,700	6,774,732
TOTAL COMMUNICATION SERVICES		699,033,973
CONSUMER DISCRETIONARY - 29.9%
Automobiles - 4.5%
General Motors Co.	129,800	5,094,650
Neutron Holdings, Inc. (a)(c)(d)	691,699	16,670
Rad Power Bikes, Inc. (a)(c)(d)	110,210	454,065
Rivian Automotive, Inc. (b)	561,795	19,645,971
Tesla, Inc. (a)	1,258,505	286,360,228
		311,571,584
Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc. Class A (a)	670,100	71,640,391
Caesars Entertainment, Inc. (a)	764,847	33,446,759
Chipotle Mexican Grill, Inc. (a)	17,742	26,583,371
Hilton Worldwide Holdings, Inc.	188,100	25,442,406
Marriott International, Inc. Class A	252,100	40,363,731
Penn Entertainment, Inc. (a)	1,323,567	43,810,068
Sweetgreen, Inc. Class A	1,116,759	20,771,717
		262,058,443
Internet & Direct Marketing Retail - 10.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	278,100	17,681,598
Amazon.com, Inc. (a)	4,752,600	486,856,344
Deliveroo PLC Class A (a)(e)	400,600	400,420
FSN E-Commerce Ventures Private Ltd. (a)(c)	818,460	11,283,462
JD.com, Inc.:
Class A	5,328	97,026
sponsored ADR	373,500	13,927,815
Lyft, Inc. (a)	3,270,807	47,884,614
Pinduoduo, Inc. ADR (a)	480,300	26,334,849
Uber Technologies, Inc. (a)	4,347,375	115,509,754
Wayfair LLC Class A (a)	217,820	8,259,734
		728,235,616
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	449,800	71,293,300
Ollie's Bargain Outlet Holdings, Inc. (a)	85,700	4,799,200
Target Corp.	54,500	8,951,625
		85,044,125
Specialty Retail - 4.8%
American Eagle Outfitters, Inc.	2,173,621	24,692,335
Bath & Body Works, Inc.	64,900	2,166,362
Burlington Stores, Inc. (a)	46,693	6,675,231
Carvana Co. Class A (a)(b)	299,610	4,053,723
Fanatics, Inc. Class A (a)(c)(d)	159,285	12,132,738
Five Below, Inc. (a)	256,584	37,551,068
Floor & Decor Holdings, Inc. Class A (a)	97,540	7,156,510
Lowe's Companies, Inc.	658,106	128,297,765
RH (a)	150,004	38,090,516
TJX Companies, Inc.	665,100	47,953,710
Victoria's Secret & Co. (a)	466,727	17,548,935
Warby Parker, Inc. (a)	776,379	12,460,883
		338,779,776
Textiles, Apparel & Luxury Goods - 5.3%
Capri Holdings Ltd. (a)	817,700	37,352,536
Crocs, Inc. (a)	519,284	36,739,343
Deckers Outdoor Corp. (a)	90,016	31,499,299
Hermes International SCA	1,401	1,814,437
lululemon athletica, Inc. (a)	562,174	184,977,733
LVMH Moet Hennessy Louis Vuitton SE	22,161	13,983,478
NIKE, Inc. Class B	623,913	57,824,257
On Holding AG (a)	319,500	5,620,005
Tory Burch LLC (a)(c)(d)(f)	106,817	3,657,414
		373,468,502
TOTAL CONSUMER DISCRETIONARY		2,099,158,046
CONSUMER STAPLES - 1.2%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	20,600	7,689,774
Celsius Holdings, Inc. (a)(b)	700,100	63,765,108
Constellation Brands, Inc. Class A (sub. vtg.)	17,800	4,398,024
		75,852,906
Food & Staples Retailing - 0.0%
Albertsons Companies, Inc.	66,500	1,363,915
Blink Health LLC Series A1 (a)(c)(d)	6,283	243,026
Costco Wholesale Corp.	1,300	651,950
		2,258,891
Food Products - 0.0%
Sovos Brands, Inc. (a)	10,900	151,074
The Real Good Food Co., Inc.	5,400	36,126
		187,200
Household Products - 0.1%
Procter & Gamble Co.	52,100	7,016,307
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	2,450	13,671
TOTAL CONSUMER STAPLES		85,328,975
ENERGY - 5.4%
Energy Equipment & Services - 0.1%
Halliburton Co.	142,300	5,182,566
Tenaris SA sponsored ADR	37,500	1,178,250
		6,360,816
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp. (a)	285,100	10,451,766
Cenovus Energy, Inc. (Canada)	223,200	4,512,004
Cheniere Energy, Inc.	35,700	6,297,837
Denbury, Inc. (a)	78,600	7,184,826
Devon Energy Corp.	350,600	27,118,910
Diamondback Energy, Inc.	246,000	38,649,060
EOG Resources, Inc.	313,900	42,853,628
EQT Corp.	53,700	2,246,808
Equinor ASA	47,900	1,745,175
Exxon Mobil Corp.	232,900	25,807,649
Hess Corp.	375,800	53,017,864
Marathon Oil Corp.	413,200	12,581,940
Northern Oil & Gas, Inc.	78,800	2,690,232
Occidental Petroleum Corp.	337,400	24,495,240
Ovintiv, Inc.	41,600	2,107,040
Phillips 66 Co.	175,200	18,271,608
Pioneer Natural Resources Co.	135,100	34,640,991
Range Resources Corp.	58,700	1,671,776
Reliance Industries Ltd.	911,649	28,078,525
Reliance Industries Ltd. sponsored GDR (e)	24,800	1,514,040
Valero Energy Corp.	234,300	29,416,365
		375,353,284
TOTAL ENERGY		381,714,100
FINANCIALS - 1.0%
Banks - 0.3%
Kotak Mahindra Bank Ltd.	118,376	2,719,802
Wells Fargo & Co.	416,300	19,145,637
		21,865,439
Consumer Finance - 0.6%
American Express Co.	274,800	40,794,060
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	1,568,556	2,415,576
Berkshire Hathaway, Inc. Class B (a)	5,300	1,563,977
		3,979,553
TOTAL FINANCIALS		66,639,052
HEALTH CARE - 8.8%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	98,081	20,328,268
Arcutis Biotherapeutics, Inc. (a)	125,300	2,215,304
Argenx SE ADR (a)	11,437	4,436,755
Ascendis Pharma A/S sponsored ADR (a)	145,496	16,732,040
Cibus Corp. Series C (a)(c)(d)(f)	1,376,662	2,684,491
CytomX Therapeutics, Inc. (a)(e)	137,854	180,589
Generation Bio Co. (a)	163,122	835,185
Instil Bio, Inc. (a)	68,800	227,040
Karuna Therapeutics, Inc. (a)	40,000	8,773,600
Regeneron Pharmaceuticals, Inc. (a)	18,900	14,151,375
Vertex Pharmaceuticals, Inc. (a)	51,600	16,099,200
Verve Therapeutics, Inc. (a)	53,200	2,005,640
		88,669,487
Health Care Equipment & Supplies - 1.7%
Axonics Modulation Technologies, Inc. (a)	53,420	3,907,139
Boston Scientific Corp. (a)	47,267	2,037,680
DexCom, Inc. (a)	450,260	54,382,403
Insulet Corp. (a)	92,698	23,991,169
Shockwave Medical, Inc. (a)	125,033	36,653,424
TransMedics Group, Inc. (a)	17,800	858,316
		121,830,131
Health Care Providers & Services - 2.6%
agilon health, Inc. (a)	47,000	932,950
Alignment Healthcare, Inc. (a)	145,747	1,929,690
Centene Corp. (a)	57,800	4,920,514
Cigna Corp.	14,300	4,619,758
Elevance Health, Inc.	6,100	3,335,297
Guardant Health, Inc. (a)	329,909	16,330,496
Humana, Inc.	5,300	2,957,824
LifeStance Health Group, Inc. (a)	111,400	841,070
Surgery Partners, Inc. (a)	54,700	1,487,293
UnitedHealth Group, Inc.	262,600	145,782,390
		183,137,282
Health Care Technology - 0.0%
Certara, Inc. (a)	50,700	620,061
MultiPlan Corp. warrants (a)(c)	24,206	2,718
		622,779
Life Sciences Tools & Services - 0.8%
Danaher Corp.	116,300	29,269,221
ICON PLC (a)	11,100	2,196,024
Olink Holding AB ADR (a)	77,300	1,416,909
Seer, Inc. (a)	39,619	310,217
Thermo Fisher Scientific, Inc.	39,000	20,044,830
		53,237,201
Pharmaceuticals - 2.4%
Eli Lilly & Co.	299,279	108,365,933
Roche Holding AG (participation certificate)	5,830	1,934,383
Zoetis, Inc. Class A	371,079	55,951,292
		166,251,608
TOTAL HEALTH CARE		613,748,488
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.8%
Airbus Group NV	24,100	2,607,711
General Dynamics Corp.	4,600	1,149,080
Howmet Aerospace, Inc.	91,800	3,263,490
L3Harris Technologies, Inc.	19,700	4,855,459
Lockheed Martin Corp.	7,600	3,698,768
Northrop Grumman Corp.	7,200	3,952,872
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	227,030	15,892,100
Class C (a)(c)(d)	6,860	480,200
The Boeing Co. (a)	134,200	19,124,842
		55,024,522
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)(c)	294,700	1,164,097
Commercial Services & Supplies - 0.0%
ACV Auctions, Inc. Class A (a)	305,600	2,787,072
Electrical Equipment - 0.3%
Acuity Brands, Inc.	126,500	23,221,605
Machinery - 0.2%
Deere & Co.	29,400	11,637,108
Road & Rail - 0.2%
Avis Budget Group, Inc. (a)	30,800	7,282,968
Bird Global, Inc.:
Class A (a)	1,822,435	791,301
rights (a)(d)	13,740	550
rights (a)(d)	13,740	412
rights (a)(d)	13,740	275
Hertz Global Holdings, Inc. (b)	297,700	5,477,680
		13,553,186
TOTAL INDUSTRIALS		107,387,590
INFORMATION TECHNOLOGY - 35.2%
Electronic Equipment & Components - 0.0%
Mobileye Global, Inc. (a)	64,700	1,706,786
IT Services - 3.1%
Adyen BV (a)(e)	1,100	1,570,359
Cloudflare, Inc. (a)	17,200	968,704
MasterCard, Inc. Class A	360,000	118,144,800
MongoDB, Inc. Class A (a)	31,580	5,780,087
Okta, Inc. (a)	369,400	20,730,728
PayPal Holdings, Inc. (a)	119,900	10,021,242
Snowflake, Inc. (a)	33,000	5,289,900
Twilio, Inc. Class A (a)	390,856	29,067,961
Visa, Inc. Class A	105,900	21,938,244
		213,512,025
Semiconductors & Semiconductor Equipment - 11.7%
Advanced Micro Devices, Inc. (a)	729,919	43,838,935
ASML Holding NV	16,000	7,558,720
Cirrus Logic, Inc. (a)	101,200	6,792,544
GlobalFoundries, Inc.	732,660	41,541,822
Lam Research Corp.	32,000	12,952,960
Marvell Technology, Inc.	4,865,844	193,076,690
Monolithic Power Systems, Inc.	41,500	14,087,175
NVIDIA Corp.	2,392,096	322,861,197
NXP Semiconductors NV	711,535	103,941,033
onsemi (a)	642,000	39,438,060
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	186,100	11,454,455
Teradyne, Inc.	298,900	24,315,515
Wolfspeed, Inc. (a)	3,400	267,750
		822,126,856
Software - 10.0%
Atlassian Corp. PLC (a)	1,500	304,095
Atom Tickets LLC (a)(c)(d)(f)	344,068	3
Bill.Com Holdings, Inc. (a)	60,200	8,028,272
Coupa Software, Inc. (a)	70,814	3,769,429
Crowdstrike Holdings, Inc. (a)	90,900	14,653,080
Datadog, Inc. Class A (a)	99,000	7,970,490
Elastic NV (a)	47,000	3,005,650
Epic Games, Inc. (a)(c)(d)	1,076	957,565
HubSpot, Inc. (a)	85,192	25,264,540
Intuit, Inc.	72,900	31,164,750
Microsoft Corp.	2,097,700	486,939,101
Oracle Corp.	19,400	1,514,558
Paycom Software, Inc. (a)	32,300	11,175,800
Salesforce.com, Inc. (a)	437,870	71,193,283
ServiceNow, Inc. (a)	38,123	16,039,871
Splunk, Inc. (a)	90,800	7,546,388
Stripe, Inc. Class B (a)(c)(d)	19,900	473,819
Tanium, Inc. Class B (a)(c)(d)	151,000	1,315,210
Zoom Video Communications, Inc. Class A (a)	110,600	9,228,464
		700,544,368
Technology Hardware, Storage & Peripherals - 10.4%
Apple, Inc.	4,740,636	726,929,126
TOTAL INFORMATION TECHNOLOGY		2,464,819,161
MATERIALS - 1.1%
Chemicals - 0.6%
CF Industries Holdings, Inc.	142,800	15,173,928
Nutrien Ltd.	165,800	14,009,056
The Mosaic Co.	331,800	17,834,250
		47,017,234
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,051,700	33,328,373
TOTAL MATERIALS		80,345,607
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Welltower Op	6,400	390,656
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)(b)	2,167,085	5,569,408
TOTAL REAL ESTATE		5,960,064
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (e)	11,000	907,563
TOTAL COMMON STOCKS (Cost $5,067,118,977)		6,605,042,619

Preferred Stocks - 1.4%
	Shares	Value ($)
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series B(a)(c)(d)	129,280	5,012,186
Series E(a)(c)(d)	5,005	194,044
		5,206,230
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	14,368	59,196
Series C(a)(c)(d)	56,537	232,932
		292,128
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(f)	32,826	8,169,078

Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc. Series G (a)(c)(d)	19,600	3,604,636
Instacart, Inc.:
Series H(a)(c)(d)	31,105	1,153,996
Series I(a)(c)(d)	13,960	517,916
		5,276,548
TOTAL CONSUMER DISCRETIONARY		13,737,754

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Blink Health LLC Series C (a)(c)(d)	27,197	1,051,980

Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	266,499	1,748,233

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(c)(d)	660,029	3,682,962
Series D(a)(c)(d)	5,110	28,514
		3,711,476
TOTAL CONSUMER STAPLES		6,511,689

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series D2 (c)(d)	642	130,801

Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(c)(d)	1,069	236,805

TOTAL HEALTH CARE		367,606

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.6%
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	42,650	29,855,000
Series H(a)(c)(d)	6,348	4,443,600
Series N(a)(c)(d)	12,799	8,959,300
		43,257,900
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	12,033	991,760

TOTAL INDUSTRIALS		44,249,660

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (a)(c)(d)	140,500	942,755

Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	1,441,706	1,240,213

IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	307,049	9,617
ByteDance Ltd. Series E1 (a)(c)(d)	37,119	5,828,425
		5,838,042
Software - 0.2%
Bolt Technology OU Series E (c)(d)	18,160	2,218,561
Databricks, Inc. Series G (a)(c)(d)	51,900	2,758,485
Dataminr, Inc. Series D (a)(c)(d)	115,901	2,275,137
Delphix Corp. Series D (a)(c)(d)	242,876	1,593,267
Malwarebytes Corp. Series B (a)(c)(d)	329,349	2,598,564
Stripe, Inc. Series H (a)(c)(d)	8,700	207,147
		11,651,161
TOTAL INFORMATION TECHNOLOGY		19,672,171

MATERIALS - 0.0%
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (a)(c)(d)	125,000	3,790,000

TOTAL CONVERTIBLE PREFERRED STOCKS		93,535,110
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	12,405,800	298,980
Waymo LLC Series A2 (a)(c)(d)	15,200	696,464
		995,444
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	9,636	2,085,327

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,080,771
TOTAL PREFERRED STOCKS (Cost $59,122,319)		96,615,881

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	433,800	419,268
4% 6/12/27 (c)(d)	115,200	111,341
(Cost $549,000)		530,609

U.S. Treasury Obligations - 0.1%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.89% 12/1/22 (h) (Cost $5,855,968)	5,870,000	5,853,160

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d) (Cost $613,815)	613,815	613,815

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (i)	323,786,430	323,851,187
Fidelity Securities Lending Cash Central Fund 3.10% (i)(j)	64,762,357	64,768,833
TOTAL MONEY MARKET FUNDS (Cost $388,620,020)		388,620,020

Equity Funds - 2.1%
	Shares	Value ($)
Domestic Equity Funds - 2.1%
iShares Russell 1000 Growth Index ETF (b) (Cost $160,672,072)	674,000	150,018,920

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $5,682,552,171)	7,247,295,024
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(235,184,951)
NET ASSETS - 100.0%	7,012,110,073

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	524	Dec 2022	101,734,600	(5,325,393)	(5,325,393)

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,947,130 or 2.2% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,572,971 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,549,035.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925

Ant International Co. Ltd. Class C	5/16/18	5,978,358

AppNexus, Inc. Series E (Escrow)	8/01/14	0

Atom Tickets LLC	8/15/17	2,174,681

Beta Technologies, Inc. Series A	4/09/21	881,658

Blink Health LLC Series A1	12/30/20	170,206

Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273

Bolt Technology OU Series E	1/03/22	4,717,904

ByteDance Ltd. Series E1	11/18/20	4,067,284

Castle Creek Biosciences, Inc. Series D2	6/28/21	110,200

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	3,185,523

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	440,268

Cibus Corp. Series C	2/16/18 - 6/23/21	2,467,641

Databricks, Inc. Series G	2/01/21	3,068,465

Dataminr, Inc. Series D	3/06/15	1,477,738

Delhivery Private Ltd.	5/20/21	1,438,501

Delphix Corp. Series D	7/10/15	2,185,884

Diamond Foundry, Inc. Series C	3/15/21	3,000,000

Enevate Corp. Series E	1/29/21	1,598,398

Enevate Corp. 0% 1/29/23	1/29/21	613,815

Epic Games, Inc.	7/30/20	618,700

Fanatics, Inc. Class A	8/13/20	2,754,038

FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	2,246,418

GoBrands, Inc. Series G	3/02/21	4,894,459

Instacart, Inc. Series H	11/13/20	1,866,300

Instacart, Inc. Series I	2/26/21	1,745,000

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

Malwarebytes Corp. Series B	12/21/15	3,416,996

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	4,687,741

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	6,918

Neutron Holdings, Inc. Series 1C	7/03/18	2,268,276

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	433,800

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	115,200

Rad Power Bikes, Inc.	1/21/21	531,635

Rad Power Bikes, Inc. Series A	1/21/21	69,309

Rad Power Bikes, Inc. Series C	1/21/21	272,725

Reddit, Inc. Series B	7/26/17	1,835,324

Reddit, Inc. Series E	5/18/21	212,583

Space Exploration Technologies Corp. Class A	4/06/17 - 9/11/17	2,534,625

Space Exploration Technologies Corp. Class C	9/11/17	92,610

Space Exploration Technologies Corp. Series G	1/20/15	3,303,669

Space Exploration Technologies Corp. Series H	8/04/17	856,980

Space Exploration Technologies Corp. Series N	8/04/20	3,455,730

Stripe, Inc. Class B	5/18/21	798,555

Stripe, Inc. Series H	3/15/21	349,088

Tanium, Inc. Class B	4/21/17	749,609

Tory Burch LLC	5/14/15	7,615,948

Waymo LLC Series A2	5/08/20	1,305,181

Xsight Labs Ltd. Series D	2/16/21	1,123,438

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	371,709,138	699,128,321	746,986,272	1,630,987	-	-	323,851,187	0.6%
Fidelity Securities Lending Cash Central Fund 3.10%	80,554,541	172,225,020	188,010,728	149,099	-	-	64,768,833	0.2%
Total	452,263,679	871,353,341	934,997,000	1,780,086	-	-	388,620,020

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds, U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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